Semi-Annual Report

August 31, 2003

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 27, 2003

Dear Fellow Shareholder:

Two very major and significant events occurred since our Annual Report, i.e. the Sarbanes-Oxley Act and the reduction in taxes to (15% for eligible dividend income and capital gains).

The Sarbanes-Oxley Act necessitates even more information disclosure and places emphasis on the independence of Board Members. We at Copley have been most fortunate in having as board members truly independent and successful individuals whose total concentrations involve what is best for the Copley shareholder. Note all our board have a substantial investment in Copley Fund.

However this act which passed by Congress because of the corruptness of some corporations, some accounting firms and some mutual Funds has added extra professional and accounting expenses even to ethical institutions such as ours.

Even our Directors and Officers insurance premiums have increased by 40%. Thus our expense ration has increased for this half year. However, we look forward to a decrease in our expense ratio the last half year as the insurance bill of $48,157.00 will have been deducted and we will explore some savings in our professional and administrative expenses.

The reduction in taxes (15% from 35% for dividend income and 15% from 20% for capital gains income) usually does not have a realized effect for eight or nine months. At this writing the benefits to Copley Fund are just beginning to appear. There has been a proliferation of dividend income funds most of which are still in registration. When these funds all become active many billions of dollars will be invested in Copley's type of stocks. Thus we are looking forward to a significant increase in our net asset value.

As of now the SEC has mandated that all Mutual Funds must disclose in their proxy statements their "after tax" performance. This will be very interesting as most funds average in "after tax performance" 3% lower than their regular reporting results. Copley does not distribute dividends or capital gains thus its reporting results are after tax. This gives us on average a 3% better after tax return than most stock mutual funds. This does not reflect the tax consequences as a result of redemptions.

Thus Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings and good dividends in increasing amounts.

The record below gives an accurate history of our conservative approach.

1984* +23.9% (Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 -8%

1988 +20%

1989 +16% (Including a reserve for taxes and

unrealized gains.)

1990 -2%

1991 +18%

1992 +18%

1993 +10%

1994 -7%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 +22.50%

2001 -9.30%

2002 -13.9%

2003 + 5.91% (as of September 30, 2003)

We are instituting plans to add a greater variety of merchandise to our operating division and we are starting to supply more departments, this will start to be reflected in 2004.

Thus we are most optimistic for Copley Fund during the coming year.

Our thanks to our Board and our shareholders for their support through our twenty-five years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 2002PERIOD ENDED March 31, 2003

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 38.33

2002 32.99

2003 34.94(As of September 30, 2003)

ACCOUNTANT'S REVIEW REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2003, and the related statement of operations , the statement of cash flows, the statement of changes in net assets, and the selected per share data and rations for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 28, 2003 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report dated April 23, 2003, I expressed an unqualified opinion on those financial statements.

ROY G. HALECertified Public AccountantLa Plata, MarylandOctober 23, 2003

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares Value

COMMON STOCKS-86.87%

BANKING-5.56%

J.P Morgan Chase & Company 42,000 $ 1,437,240

KeyCorp 15,000 407,700

PNC Financial Services Group 35,000 1,666,000

3,510,940

DIVERSIFIED UTILITY COMPANIES-8.93%

Alliant Energy Corp. 20,000 418,600

Dominion Resources, Inc. 30,000 1,817,400

FPL Group 55,000 3,402,300

5,638,300

DRUG COMPANIES-5.44%

Bristol Myers Squibb Co. 100,000 2,537,000

Pfizer, Inc. 30,000 897,600

3,434,600

ELECTRIC AND GAS-15.07%

American Electric Power 35,000 990,850

Cinergy Corp. 35,000 1,197,700

First Energy Corp. 40,000 1,170,400

Great Plains Energy, Inc. 40,000 1,158,400

Progress Energy, Inc. 40,000 1,619,600

Public Service Enterprise Group 15,000 635,100

SCANA, Corp. 50,000 1,700,000

Sempra Energy, Inc. 35,000 1,041,250

$ 9,513,300

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares Value

ELECTRIC POWER COMPANIES-12.62%

Ameren Corporation 30,000 1,275,000

DTE Energy Company 55,000 1,920,050

Exelon Corporation 11,600 683,240

Nstar 25,000 1,115,000

PP&L Corp. 50,000 1,983,500

Southern Company 35,000 993,300

7,970,090

GAS UTILITIES & SUPPLIES-12.62%

Delta Natural Gas Co. 20,000 463,000

Energy East Corp. 40,000 863,600

Keyspan Energy Corp. 45,000 1,518,750

New Jersey Resources Corp. 37,500 1,353,750

Northwest Natural Gas Co. 40,000 1,139,600

Peoples Energy Corp. 40,000 1,606,000

WGL Holdings Corp. 38,000 1,021,820

7,966,520

HEALTH CARE PRODUCTS-0.82%

Zimmer Holdings, Inc. 10,000 517,400

INSURANCE-3.42%

Arthur J. Gallagher & Company 80,000 2,160,000

OILS-12.29%

BP Amoco PLC. 25,500 1,063,860

Chevron Texaco Corp. 23,100 1,683,297

Exxon-Mobil Corp. 106,086 3,999,442

Sunoco, Inc. 25,000 1,015,750

$ 7,762,349

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares Value

RETAIL-1.88%

Wal-Mart Stores, Inc. 20,000 $ 1,183,400

TELEPHONE-8.22%

Bell South Corp. 20,000 504,000

SBC Communications, Inc. 60,430 1,359,071

Verizon Communications, Inc. 94,232 3,328,274

5,191,345

Total Common Stocks (Cost $27,229,656) 54,848,244

PREFERRED STOCK-0.75%

Franklin PR.(Cost $475,000) 4,750 475,000

Total value of investments(Cost $28,214,934) 55,323,244

Excess of cash and other assets over liabilities 7,814,471

NET ASSETS $63,137,715

Federal Tax Information: At August 31, 2003, the net unrealized appreciation based on cost for Federal income tax purposes of $27,108,310 was as follows:

Aggregate gross unrealized appreciation for

all investments for which there was an

excess of value over cost $ 27,108,310

Aggregate gross unrealized depreciation for

all investments for which there was an

excess of cost over value 0

Net unrealized appreciation $ 27,108,310

============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS

Investments in securities, at

value (identified cost $28,214,934)

(Note 1) $ 55,323,244

Cash 8,311,519

Receivables:

Subscriptions $ 1,100

Trade (Notes 5&6 46,664

Dividends and interest 194,535 242,299

Inventory (Notes 1, 5 & 6) 299,965

Prepaid Expenses 758

Total Assets 64,107,785

LIABILITIES

Payables:

Redemptions 43,775

Trade 42,325

Accrued income taxes-current 53,882

Accrued expenses 59,534

Deferred income taxes (Notes 1 & 2) 770,554

Total Liabilities 970,070

Commitments and Contingencies (Note 7)

Net Assets $ 63,137,715

=============

Net assets consist of:

Capital paid in $ 7,050,562

Undistributed net investment and

operating income 27,696,602

Accumulated net realized gain on

investment transactions 1,282,446

Net unrealized appreciation in

value of investments (Note 2) 21,748,626

Total $ 63,137,715

=============

Net Asset Value, Offering and

Redemption Price Per Share

(1,839,691 shares of $1.00 par

value capital stock outstanding) $34.49

=============

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ending August 31, 2003

Investment Income (Note 1)

Income:

Dividend $ 1,142,099

Interest 39,882

Investment Income $ 1,181,981

Expenses:

Investment advisory fee(Note 5) 238,106

Professional fees 41,949

Custodian fees 9,685

Accounting and Shareholding

Services 35,706

Printing 4,858

Postage and shipping 1,176

Directors fees 11,756

Blue Sky fees 9,225

Insurance 48,157

Office expense & miscellaneous 3,215

403,833

Less:Investment advisory

fee waived 30,000 373,833

Net investment income before

income taxes 808,148

Operating Profit(Notes 2, 5 & 7)

Gross Profit 16,342

Less: Operating expenses 16,029

Net operating profit before

income taxes 313

Net Investment and Operating

Income before Income Taxes 808,461

Less provision for income taxes

(Notes 2 and 7) 53,882

Net investment and operating income 754,579

Realized and Unrealized Gain (Loss)

on Investments (Notes 2 and 7)

Realized loss from investment

transactions during the period (308,205)

Increase in unrealized

appreciation of investments

during current period 5,359,684

Net realized and unrealized

gain 5,051,479

Net Increase in Net Assets Resulting

from operations $ 5,806,058

=============

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

Six Months

Ended Year Ended

8/31/03 2/28/03

Increase (Decrease)in Net Assets

from Operations

Net investment and operating

income $ 754,579 $ 1,659,514

Net realized gain/loss on

investment transactions (308,205 (1,621,607)

Net change in unrealized

appreciation on investments 5,359,684 (12,801,446)

Increase/(decrease) in net assets

resulting from operations 5,806,058 (12,763,539)

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (76,368) (2,445,933)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase/(decrease) in net

assets resulting from capital

share transactions (235,812) (3,753,192)

Total increase (decrease)

in net assets 5,493,878 (18,962,664)

NET ASSETS

Beginning of Period 57,643,837 76,606,501

End of Period (including

undistributed net investment

and operating income of

$27,696,602 and $27,245,065

respectively $ 63,137,715 $ 57,643,837

============ ============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ending August 31, 2003

Increase (Decrease) in Cash

Cash flows from operating activities

Dividends and interest received $ 1,195,281

Proceeds from disposition of long-term

portfolio investments 608,933

Receipts from customers 103,540

Payments of taxes, net (40,408)

Expenses paid (326,706)

Purchase of long-term portfolio investments (1,457,416)

Payments to suppliers (56,850)

Net cash provided by operating activities 56,374

============

Cash flows provided by financing activities

Fund shares sold 963,960

Fund shares repurchased (1,276,139)

Net cash used by financing activities (312,179)

=============

Net decrease in cash (255,805)

Cash at beginning of period 8,567,324

Cash as of August 31, 2003 $ 8,311,519

============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net decrease in net assets

resulting from operations $ 5,806,058

Increase in investments (5,827,148)

Decrease dividends and interest receivable 13,341

Increase in receivables from customers (14,446)

Decrease in inventory (45,726)

Increase in income taxes payable 15,559

Increase in payables to customers 16,600

Increase in deferred income taxes payable 0

Increase in other assets (501)

Increase in accrued expenses 1,185

Total adjustments (5,749,684)

Net cash provided by operating activities $ 56,374

=============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributed net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 53,882

Deferred tax liability................. 0

$ 53,882

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $827,746, consisting of $770,554 accumulated general liability and a cumulative alternative minimum tax carryover of $57,192. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal tax liability was reduced by $35,301 due to alternative minimum tax carryovers.

The Fund has $2,348,310 in accumulated capital loss carry forwards which expires as follows: $418,498 on February 28, 2007 and $1,621,607 on February 28, 2008; and $308,205 on February 28, 2009

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At August 31, 2003 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

8/31/03 2/28/03

Shares Amount Shares Amount

Shares sold 28,219 $ 963,960 19,183 $ 673,444

Shares repurchased (37,357) (1,276,139) (213,341) (6,873,083

--------- ------------ --------- -------------

Net Change (9,138) $ (312,179) (194,158) (6,199,639)

========= ============ ========= =============

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $1,457,416 and $638,933, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 2003, the fee for investment advisory service totaled $238,106, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $11,756 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $69,509 during the period.

6. Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

INDEPENDENT DIRECTORS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Year Elected and Other Directorships of Public Companies____

Albert Resnick, M.D. Physician Since 1948

(March 23, 1922)

1978

Kenneth Joblon President, Brittany Dyeing & Printing Corp.

(February 28, 1946) New Bedford, MA

1996

Burton S. Stern Private Investor

(March 24, 1926)

1978

INSIDE DIRECTORS

Name

(Date of Birth)

Year Elected

(Number of Copley Principal Occupations(s) During Past 5

Portfolios Overseen) and Other Directorships of Public Companies____

Irving Levine President, Treasurer and a Director of Copley

(September 25, 1921) Financial Services Corp. since 1978; a Director

1978 of Franklin Capital Corp. (an operating

[1] investment company) since March, 1990; Chairman

of the Board and Treasurer of Stuffco International, Inc., a ladies handbag processor and retail chain operator, since February 1978;

Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Title and Other Directorships of Public Companies____

Irvine Levine See Above

(September 25, 1921)

Chairman of the Board of

Directors and President

Eileen Joinson Clerk-Treasurer of the Fund since 1980; Clerk

(March 14, 1948) and Office Manager of Stuffco International,

Clerk Inc., a ladies handbag processor, since 1978.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

August February February February February February

31, 2003 28, 2003 28, 2002 28, 2001 29, 2000 28, 1999

Net asset value,

Beginning of year $ 31.33 $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48

Income (loss) for

Investment operations:

Net investment income(loss) 0.41 0.95 0.67 0.97 1.06 1.01

Net gains(losses) on securities

(both realized and unrealized) 2.75 (7.28) (2.95) 7.29 (3.60) .73

Total investment operations 3.16 (6.33) (2.28) 8.26 (2.54) 1.74

Net asset value, end of year $ 34.49 $ 31.33 $ 37.66 $ 39.94 $ 31.68 $34.22

Total Return (a) 10.11% -16.81% -5.71% 26.07% -7.42% 5.36%

Net Assets, last day of

February (in thousands) 63,138 57,644 76,607 83,573 71,723 87,092

Ratio of expenses to average

Net assets (b)(c) 1.23% 1.07% 0.98% 1.04% 1.06% 0.97%

Ratio of net income(loss) to

Average net assets (c) 2.50% 2.47% 1.70% 2.66% 3.01% 2.98%

Portfolio Turnover 1.22% 8.65% 3.33% 26.26% 6.77% 2.49%

Number of shares outstanding

at end of period (in

thousands) 1,831 1,840 2,034 2,092 2,264 2,545

  Total return for periods less than one year are not annualized.
  Ratio of expenses presented exclude income taxes.
  Annualized for periods less than one year.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 2003

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Gemini Fund Services

4020 South 147th Street

Suite 2

Omaha, Nebraska 68137

Tel. (402)493-4603

(800)635-3427, ext. 7204

FAX: (402)963-9094

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646